                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horizon Global Advisers, LLC
Address:  411 Theodore Fremd Ave Suite 206S
          Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: 914 925-3417

Signature, Place, and Date of Signing:

    /s/ Kevin Quigley               Rye, NY                   2-11-13
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

        Report Summary:
        Number of Other Included Managers:                           1
        Form 13F Information Table Entry Total:                     87
        Form 13F Information Table Value Total:            $    136994
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1  HORIZON KINETICS, LLC 028-14519

                  COLUMN 1                        COLUMN 2      COLUMN 3      COLUMN 4      COLUMN 5
                                                   TITLE
                                                    OF                      FAIR MARKET
               NAME OF ISSUER                      CLASS          CUSIP    VALUE (X 1,000)  SHARES    SH/ PRN  PUT/ CALL  SOLE
LIBERTY MEDIA CORPORATION LIB CAP COM A        LIB CAP COM A    530322106      14,835       127,885     SH
HOWARD HUGHES CORP COM                              COM         44267D107      10,009       137,078     SH
JARDEN CORP                                         COM         471109108       8,777       169,768     SH
VIRTUS INVT PARTNERS INC COM                        COM         92828Q109       7,099        58,700     SH
AUTONATION INC COM                                  COM         05329W102       6,416       161,632     SH
ICAHN ENTERPRISES LPDEP UNIT                      DEP UNIT      451100101       6,081       136,041     SH
LEUCADIA NATIONAL CORP                              COM         527288104       6,072       255,252     SH
BROOKFIELD ASSET MGMT INC VTG SHS              CL A LTD VT SH   112585104       5,716       155,965     SH
SEARS HLDGS CORP COM                                COM         812350106       5,298       128,100     SH
DISH NETWORK CORP CL A                            CLASS A       25470M109       3,273        89,930     SH
GENERAL GROWTH PPTYS INC NEWCOM                     COM         370023103       3,100       156,200     SH
WENDYS COMPANY                                      COM         95058W100       2,966       631,200     SH
AMERICAN INTERNATIONAL GROUP INC                    COM         026874784       2,867        81,220     SH
BROOKFIELD RESIDENTIAL PPTY I COM                   COM         11283W104       2,500       139,360     SH
ROUSE PPTYS INC COM                                 COM         779287101       2,081       123,049     SH
DREAMWORKS ANIMATION SKG INCCL A                  CLASS A       26153C103       1,958       118,181     SH
LAS VEGAS SANDS CORP                                COM         517834107       1,917        41,540     SH
WPX ENERGY INC COM                                  COM         98212B103       1,831       123,100     SH
LIBERTY INTERACTIVE CORP SER A                 INT COM SER A    53071M104       1,592        80,940     SH
SPDR INDEX SHS FDS S&P CHINA ETF               S&P CHINA ETF    78463X400       1,524        20,575     SH
WYNN RESORTS LTD                                    COM         983134107       1,488        13,231     SH
OAKTREE CAP GROUP LLC UNIT CL A                   CLASS A       674001201       1,465        32,218     SH
FRANCO NEVADA CORP COM                              COM         351858105       1,463        25,600     SH
BLACKROCK FLOAT RATE OME STR                        COM         09255X100       1,338        88,350     SH
LIMITED BRANDS INC                                  COM         532716107       1,205        25,610     SH
ING PRIME RATE TR SH BEN INT                     SH BEN INT     44977W106       1,170       188,470     SH
PIMCO DYNAMIC INCOME FD SHS                         COM         72201Y101       1,135        38,830     SH
EATON VANCE SR FLTNG RTE TR                         COM         27828Q105       1,115        69,826     SH
VIASAT INC                                          COM         92552V100       1,026        26,400     SH
PIMCO INCOME STRATEGY FUND II                       COM         72201J104       1,010        91,426     SH
INVESCO VAN KAMPEN SENIOR INCOME TRUST              COM         46131H107         997       192,626     SH
GOOGLE INC CL A                                   CLASS A       38259P508         969         1,371     SH
BERKSHIRE HATHAWAY INC DEL                        CLASS A       084670108         938             7     SH
PIMCO INCOME OPPORTUNITY FD                         COM         72202B100         933        32,044     SH
EATON VANCE FLTING RATE INC                         COM         278279104         932        54,749     SH
MCEWEN MNG INC                                      COM         58039P107         925       241,736     SH
PCM FUND INC                                        COM         69323T101         913        76,033     SH
NOVAGOLD RES INC COM NEW                            COM         66987E206         911       202,000     SH
EATON VANCE LTD DUR INCOME F                        COM         27828H105         878        52,754     SH
INVESCO VAN KAMPEN DYNAMIC CREDIT OPPORTUNIT        COM         46132R104         856        68,630     SH
FIRST TR/FOUR CRNRS SR FLOAT                        COM         33733U108         793        52,300     SH
NUVEEN FLOATING RATE INCOME                         COM         67072T108         786        64,497     SH
CBOE HLDGS INC COM                                  COM         12503M108         782        26,550     SH
EATON VANCE SR INCOME TR SH BEN INT              SH BEN INT     27826S103         697        92,538     SH
WISDOMTREE TRUST INDIA ERNGS FD                     COM         97717W422         660        34,100     SH
COLFAX CORP COM                                     COM         194014106         650        16,120     SH
INVESCO MUNICIPAL INCOME OPPORTUNITIES TRUST        COM         46132X101         631        86,328     SH
NUVEEN SR INCOME FD                                 COM         67067Y104         617        84,440     SH
PIMCO INCOME STRATEGY FUND                          COM         72201H108         610        47,946     SH
SEARS HOMETOWN AND OUTLET ST                        COM         812362101         605        18,589     SH
FAMILY DLR STORES INC                               COM         307000109         592         9,350     SH
ISHARES TR FTSE CHINA 25 IDX                  FTSE CHINA25 IDX  464287184         583        14,430     SH
GREENLIGHT CAPITAL RE LTD CLASS A                 CLASS A       G4095J109         581        25,199     SH
PIONEER FLOATING RATE TR                            COM         72369J102         574        43,330     SH
PROSHARES SHORT VIX ST TRM                          COM         74347W627         548         8,380     SH
EQUITY LIFESTYLE PPTYS INC COM                      COM         29472R108         528         7,850     SH
NUVEEN FLTNG RTE INCM OPP FDCOM SHS                 COM         6706EN100         504        41,151     SH
CONTINENTAL RESOURCES INC COM                       COM         212015101         479         6,520     SH
CME GROUP INC COM                                   COM         12572Q105         445         8,800     SH
LENNAR CORP CL A                                  CLASS A       526057104         440        11,400     SH
GUGGENHEIM CHINA REAL ESTATE ETF              GUGG CHN RL EST   18383Q861         425        18,600     SH
FOREST CITY ENTERPRISES INC CL A                  CLASS A       345550107         408        25,310     SH
URSTADT BIDDLE PPTYS INS CL A                     CLASS A       917286205         387        19,700     SH
WINTHROP RLTY TR SH BEN INT NEW                  SH BEN INT     976391300         382        34,600     SH
BERKSHIRE HATHAWAY INC DEL CL B NEW               CLASS B       084670702         377         4,210     SH
MSC INDL DIRECT INC CL A                          CLASS A       553530106         349         4,630     SH
NUVEEN DIVID ADVANTAGE MUN F                        COM         67066V101         331        21,430     SH
BLACKROCK FLOATING RATE INCOME                      COM         091941104         328        21,800     SH
NUVEEN DIV ADV MUNI FD 3 SH BEN INT              SH BEN INT     67070X101         316        20,950     SH
WISDOMTREE INVTS INC                                COM         97717P104         309        50,500     SH
MARKET VECTORS ETF TR GAMING ETF                 GAMING ETF     57060U829         307         8,679     SH
ALLIANCE WORLD DLR GVT FD II                        COM         01879R106         292        18,700     SH
NUVEEN CA SELECT QUALITY MUNCOM                     COM         670975101         276        16,620     SH
VIACOM INC NEW CL B                               CLASS B       92553P201         274         5,200     SH
BLACKROCK SR HIGH INCOME FD                         COM         09255T109         267        63,630     SH
LMP CORPORATE LN FD INC                             COM         50208B100         263        20,400     SH
PUTNAM MANAGED MUN INCOM TR                         COM         746823103         258        32,070     SH
NUVEEN PERFORM PLUS MUN FD                          COM         67062P108         236        14,600     SH
MARKET VECTORS ETF TR HG YLD MUN ETF           HG YLD MUN ETF   57060U878         230         7,010     SH
MFS HIGH INCOME MUN TR SH BEN INT                SH BEN INT     59318D104         219        40,251     SH
EATON VANCE CA MUN BD FD                            COM         27828A100         219        18,053     SH
TEMPLETON EMERG MKTS INCOME                         COM         880192109         193        11,188     SH
MFS HIGH YIELD MUN TR SH BEN INT                 SH BEN INT     59318E102         180        37,204     SH
NUVEEN CALIF AMT-FREE MUN INC FD                    COM         670651108         177        12,065     SH
NUVEEN PREM INCOME MUN FD 4.000% 00/00/00           COM         6706K4105         152        10,833     SH
IDT CORP CL B NEW                                 CLASS B       448947507          95        10,040     SH
NOVACOPPER INC COM                                  COM         66988K102          60        33,666     SH

                  COLUMN 1                          COLUMN 6                COLUMN 7           COLUMN 8
                                              INVESTMENT DISCRETION                         VOTING AUTHORITY
                                                                             OTHER
               NAME OF ISSUER                        SHARED          OTHER  MANAGERS  SOLE      SHARED        NONE
LIBERTY MEDIA CORPORATION LIB CAP COM A             127,885                    1                127,885
HOWARD HUGHES CORP COM                              137,078                    1                137,078
JARDEN CORP                                         169,768                    1                169,768
VIRTUS INVT PARTNERS INC COM                         58,700                    1                 58,700
AUTONATION INC COM                                  161,632                    1                161,632
ICAHN ENTERPRISES LPDEP UNIT                        136,041                    1                136,041
LEUCADIA NATIONAL CORP                              255,252                    1                255,252
BROOKFIELD ASSET MGMT INC VTG SHS                   155,965                    1                155,965
SEARS HLDGS CORP COM                                128,100                    1                128,100
DISH NETWORK CORP CL A                               89,930                    1                 89,930
GENERAL GROWTH PPTYS INC NEWCOM                     156,200                    1                156,200
WENDYS COMPANY                                      631,200                    1                631,200
AMERICAN INTERNATIONAL GROUP INC                     81,220                    1                 81,220
BROOKFIELD RESIDENTIAL PPTY I COM                   139,360                    1                139,360
ROUSE PPTYS INC COM                                 123,049                    1                123,049
DREAMWORKS ANIMATION SKG INCCL A                    118,181                    1                118,181
LAS VEGAS SANDS CORP                                 41,540                    1                 41,540
WPX ENERGY INC COM                                  123,100                    1                123,100
LIBERTY INTERACTIVE CORP SER A                       80,940                    1                 80,940
SPDR INDEX SHS FDS S&P CHINA ETF                     20,575                    1                 20,575
WYNN RESORTS LTD                                     13,231                    1                 13,231
OAKTREE CAP GROUP LLC UNIT CL A                      32,218                    1                 32,218
FRANCO NEVADA CORP COM                               25,600                    1                 25,600
BLACKROCK FLOAT RATE OME STR                         88,350                    1                 88,350
LIMITED BRANDS INC                                   25,610                    1                 25,610
ING PRIME RATE TR SH BEN INT                        188,470                    1                188,470
PIMCO DYNAMIC INCOME FD SHS                          38,830                    1                 38,830
EATON VANCE SR FLTNG RTE TR                          69,826                    1                 69,826
VIASAT INC                                           26,400                    1                 26,400
PIMCO INCOME STRATEGY FUND II                        91,426                    1                 91,426
INVESCO VAN KAMPEN SENIOR INCOME TRUST              192,626                    1                192,626
GOOGLE INC CL A                                       1,371                    1                  1,371
BERKSHIRE HATHAWAY INC DEL                                7                    1                      7
PIMCO INCOME OPPORTUNITY FD                          32,044                    1                 32,044
EATON VANCE FLTING RATE INC                          54,749                    1                 54,749
MCEWEN MNG INC                                      241,736                    1                241,736
PCM FUND INC                                         76,033                    1                 76,033
NOVAGOLD RES INC COM NEW                            202,000                    1                202,000
EATON VANCE LTD DUR INCOME F                         52,754                    1                 52,754
INVESCO VAN KAMPEN DYNAMIC CREDIT OPPORTUNIT         68,630                    1                 68,630
FIRST TR/FOUR CRNRS SR FLOAT                         52,300                    1                 52,300
NUVEEN FLOATING RATE INCOME                          64,497                    1                 64,497
CBOE HLDGS INC COM                                   26,550                    1                 26,550
EATON VANCE SR INCOME TR SH BEN INT                  92,538                    1                 92,538
WISDOMTREE TRUST INDIA ERNGS FD                      34,100                    1                 34,100
COLFAX CORP COM                                      16,120                    1                 16,120
INVESCO MUNICIPAL INCOME OPPORTUNITIES TRUST         86,328                    1                 86,328
NUVEEN SR INCOME FD                                  84,440                    1                 84,440
PIMCO INCOME STRATEGY FUND                           47,946                    1                 47,946
SEARS HOMETOWN AND OUTLET ST                         18,589                    1                 18,589
FAMILY DLR STORES INC                                 9,350                    1                  9,350
ISHARES TR FTSE CHINA 25 IDX                         14,430                    1                 14,430
GREENLIGHT CAPITAL RE LTD CLASS A                    25,199                    1                 25,199
PIONEER FLOATING RATE TR                             43,330                    1                 43,330
PROSHARES SHORT VIX ST TRM                            8,380                    1                  8,380
EQUITY LIFESTYLE PPTYS INC COM                        7,850                    1                  7,850
NUVEEN FLTNG RTE INCM OPP FDCOM SHS                  41,151                    1                 41,151
CONTINENTAL RESOURCES INC COM                         6,520                    1                  6,520
CME GROUP INC COM                                     8,800                    1                  8,800
LENNAR CORP CL A                                     11,400                    1                 11,400
GUGGENHEIM CHINA REAL ESTATE ETF                     18,600                    1                 18,600
FOREST CITY ENTERPRISES INC CL A                     25,310                    1                 25,310
URSTADT BIDDLE PPTYS INS CL A                        19,700                    1                 19,700
WINTHROP RLTY TR SH BEN INT NEW                      34,600                    1                 34,600
BERKSHIRE HATHAWAY INC DEL CL B NEW                   4,210                    1                  4,210
MSC INDL DIRECT INC CL A                              4,630                    1                  4,630
NUVEEN DIVID ADVANTAGE MUN F                         21,430                    1                 21,430
BLACKROCK FLOATING RATE INCOME                       21,800                    1                 21,800
NUVEEN DIV ADV MUNI FD 3 SH BEN INT                  20,950                    1                 20,950
WISDOMTREE INVTS INC                                 50,500                    1                 50,500
MARKET VECTORS ETF TR GAMING ETF                      8,679                    1                  8,679
ALLIANCE WORLD DLR GVT FD II                         18,700                    1                 18,700
NUVEEN CA SELECT QUALITY MUNCOM                      16,620                    1                 16,620
VIACOM INC NEW CL B                                   5,200                    1                  5,200
BLACKROCK SR HIGH INCOME FD                          63,630                    1                 63,630
LMP CORPORATE LN FD INC                              20,400                    1                 20,400
PUTNAM MANAGED MUN INCOM TR                          32,070                    1                 32,070
NUVEEN PERFORM PLUS MUN FD                           14,600                    1                 14,600
MARKET VECTORS ETF TR HG YLD MUN ETF                  7,010                    1                  7,010
MFS HIGH INCOME MUN TR SH BEN INT                    40,251                    1                 40,251
EATON VANCE CA MUN BD FD                             18,053                    1                 18,053
TEMPLETON EMERG MKTS INCOME                          11,188                    1                 11,188
MFS HIGH YIELD MUN TR SH BEN INT                     37,204                    1                 37,204
NUVEEN CALIF AMT-FREE MUN INC FD                     12,065                    1                 12,065
NUVEEN PREM INCOME MUN FD 4.000% 00/00/00            10,833                    1                 10,833
IDT CORP CL B NEW                                    10,040                    1                 10,040
NOVACOPPER INC COM                                   33,666                    1                 33,666